UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period: November 30, 2008

Item 1. Reports to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Zacks Multi-Cap Opportunities Fund
Zacks Market Neutral Fund

ANNUAL REPORT
November 30, 2008

Zacks Multi-Cap Opportunities Fund
Zacks Market Neutral Fund
Each a series of the Investment Managers Series Trust

Table of Contents

Shareholder Letter	3
Fund Expenses	7
Fund Performance and Fund Summary	9
Schedule of Investments	11
Statements of Assets and Liabilities	23
Statements of Operations	24
Statements of Changes in Net Assets	25
Financial Highlights	27
Notes to Financial Statements	31
Report of Independent Registered Public Accounting Firm	39
Supplemental Information	40

This report and the financial statements contained herein are provided for the general information of the shareholders of the Zack Multi-Cap Opportunities Fund and the Zacks Market Neutral Fund.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

FUND PERFORMANCE

FUND or INDEX	TICKER	12 Month Period Ending 11/30/2008 (with impact of maximum sales charge)	12 Month Period Ending 11/30/2008 (excluding impact of maximum sales charge)	Since Inception* (with impact of maximum sales charge)	Since Inception* (excluding impact of maximum sales charge)
Zacks Multi-Cap Opportunities Fund - Class A	CZOAX	-40.06%	-36.40%	-8.91%	-7.08%
Russell 3000 Index[1]			-38.86%		-9.54%
Gross Expense Ratio: 16.27%**

FUND or INDEX	TICKER	Since Inception* (with impact of maximum sales charge) (cumulative)	Since Inception* (excluding impact of maximum sales charge) (cumulative)
Zacks Market Neutral Fund - Class A	ZMNAX	-7.91%	-2.27%
Russell 3000 Index[1]			-31.01%
Citigroup 3-Month T-Bill Index[1]			0.50%
Gross Expense Ratio: 1.65%**

* The inception dates for the Zacks Multi-Cap Opportunities Fund and the Zacks Market Neutral Fund are December 5, 2005 and July 24, 2008, respectively.

** Zacks Investment Management, Inc. has contractually agreed to waive a portion of its advisory fees and/or assume certain expenses so that Total Annual Fund Operating Expenses for each Fund do not exceed 1.65% with respect to Class A Shares.

A 2.00% redemption fee may apply for Fund Shares redeemed within 30 days of purchase.  The maximum sales charge for Class A Shares of each Fund is 5.75%.  The performance returns reflect a fee waiver in effect and without the fee waiver, returns would have been reduced. Performance of Fund classes will differ.

The performance data quoted here represents past performance and past performance is not a guarantee of future results.  Investment return and principal value will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted.  To obtain performance information current to the most recent month-end, please call 1-888-453-4003.

1The Russell 3000® Index is a broadly diversified and unmanaged index that tracks the performance of approximately 3,000 of the largest publicly-traded U.S. stocks. The Citigroup 3-Month T-Bill Index consists of equal dollar amounts of three-month Treasury bills that are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill. Index returns reflect the reinvestment of all distributions.  It is not possible to invest directly in an index.

The Zacks Funds are distributed by Grand Distribution Services, LLC.  This material must be preceded or accompanied by a current prospectus.

Dear Shareholder:

Last year was tough for investors as we saw the turmoil in the financial sector heighten, and the volatility in the overall equity market escalate.  Indiscriminate selling occurred across practically all market-cap segments and sectors, as well as value and growth styles.  With the failure of several major financial firms, investor sentiment reached new lows.

This volatile period is a good time to remind investors that neither panic nor greed is a good investment strategy.  It is especially important to stick to a disciplined approach during times of market stress to ensure strong long-term performance.  We are pleased to report that during the year ended November 30, 2008 (for the Zacks Market Neutral Fund, the shorter period beginning on July 24, 2008, its date of inception), both of our Funds, after excluding the impact of the maximum sales charge, were able to out-perform the broad market as measured by the Russell 3000® Index.

Zacks Multi-Cap Opportunities Fund

Despite the economic environment the Zacks Multi-Cap Opportunities Fund surpassed the return of its benchmark, the Russell 3000® Index, which had a loss of 38.86%. The Fund’s weighting in defensive sectors of the market contributed positively to performance.  We have been increasing our weighting in the healthcare and consumer staples sectors for some time now, and we feel this is a sound strategy for the current market.  In 2008, the Fund was largely underweighted in stocks from the financial sector.  This underweighting helped the relative return for the Fund in comparison to the broad market in 2008. The Fund continues to be over weighted in larger cap stocks relative to historical levels, which detracted from performance over the year.  Large cap companies generally suffered slightly greater declines than smaller companies in 2008, as evidenced by the performance of the Russell 1000 Large Cap Index versus the performance of the Russell Small Cap 2000 Index which were down 38.98% and 37.46%, respectively.

Zacks Market Neutral Fund

The Fund’s investment strategy guides us to invest in stocks with improving fundamentals and compelling valuations while short selling stocks with deteriorating fundamentals and poor valuations. The net result is a fund that seeks to generate returns that are uncorrelated to the equity and bond markets and are instead related purely to stock picking ability.  Since inception, the Fund has been holding up well in an extremely volatile market environment.  The volatility for the Fund has been extremely low, and it can provide an enhanced level of diversification for investors.  As a reminder, the goal of the Fund is not to “beat” the market, but rather to generate returns in both rising and falling stock markets.  Performance was affected by the market not responding to improving fundamentals of individual securities due to changing investor sentiment.  Basically, changes in valuation multiples slightly overshadowed changes in fundamentals. The Fund was extremely well diversified and sector neutral throughout the period. No individual stock had a material impact on the fund.

Market Outlook

Right now, despite the intense pressure on the equity markets, in our opinion the best course of action for investors is to hold tight. It is important for investors to understand that just as previous problems facing the economy loomed large in the present moment only to fade into the recesses of history, so too, we feel that the current economic downturn will also pass.

The country has lived through previous recessions and it will survive this one as well. When it does, the U.S. economy and U.S. corporations will still be there.  It is not a question of how the current crisis ends - we believe that it ends with the market heading higher - rather it is a question of when the end game is played out.

We feel that it is paramount in the current highly volatile market that an investor ignore both the fear caused by the market’s current malaise, as well as the greed caused by the sharp bear-induced rallies, and simply hold the course.  The fear people are confronting, while very definitely grounded in reality, is creating opportunities for investors with longer-term time horizons.

We do not expect the road upward will be quick. It will be arduous and will take time, but we believe that this bear market will end the same way every other bear market has ended in the last hundred years- with the equity markets heading higher.

We appreciate your investment in our Fund(s), and we look forward to serving your investment needs in the future.

Sincerely,

Benjamin L. Zacks	Mitch E. Zacks
Portfolio co-manager	Portfolio co-manager
Zacks Funds	Zacks Funds

Risks and Other Considerations

The views expressed in this report reflect those of the portfolio managers only through the report period as stated on the cover. These views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation of any kind. The material may also contain forward looking statements that involve risk and uncertainty, and there is no guarantee they will come to pass.

Investment Risk. An investment in the Funds is subject to risks, and you could lose money on your investment. There can be no assurance that a Fund will achieve its investment objective.

Equity Risk. A principal risk of investing in the Funds is equity risk, which is the risk that the value of the securities held by a Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by a Fund participate, or factors relating to specific companies in which a Fund invests.

Risks of Mid-Cap and Small-Cap Companies. The securities of small-cap or mid-cap companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger, more established companies.

Income and Distribution Risk. The income that shareholders receive from a Fund through annual distributions is based primarily on the dividends and interest the Fund earns from its investments. Dividend payments a Fund receives can vary widely and there is no guarantee that they will be paid at all.

Foreign Investment Risk. Although the Funds will limit their investment in securities of foreign issuers to ADRs and Canadian issuers, a Fund’s investment in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments could undermine the value of a Fund’s investments or prevent a Fund from realizing the full value of its investments.

Short Sales Risk.  As part of its investment strategies, the Zacks Market Neutral Fund will sell stocks short.  There are risks involved in selling stock short including the possibility that the Fund may not be able to close out a short position at a particular time or at a particular price.  The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

Please refer to the prospectus for more complete risk information.  In addition to the risks described, there are certain other risks related to investing in the Fund. These risks are described further in the Prospectus and Statement of Additional Information.

Zacks Funds
FUND EXPENSES November 30, 2008 (Unaudited)

Expense Example
As a shareholder of the Zacks Multi-Cap Opportunities Fund or the Zacks Market Neutral Fund (each a “Fund” and collectively the ‘‘Funds’’), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payment of Class A Shares and contingent deferred sales charges on redemption of Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 6/01/08 to 11/30/08 for Zacks Multi-Cap Opportunities Fund, and from the inception date of 7/24/08 to 11/30/08 for Zacks Market Neutral Fund.

Actual Expenses
The information in the table under the headings “Actual Performance” provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the tables under the headings “Hypothetical (5% annual return before expenses)” provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Zacks Funds
FUND EXPENSES November 30, 2008 (Unaudited)

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		6/01/08	11/30/08	6/01/08 – 11/30/08
Zacks Multi-Cap Opportunities Fund
Class A
	Actual Performance	$1,000.00	$660.40	$6.85
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.75	$8.32
Class C
	Actual Performance	$1,000.00	$657.70	$9.95
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.00	$12.08

* Expenses are equal to the Fund’s annualized expense ratio of 1.65% and 2.40% for Class A and Class C Shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the semi-annual period).  The expense ratios reflect an expense waiver.
Assumes all dividends and distributions were reinvested.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		7/24/08	11/30/08	7/24/08 – 11/30/08
Zacks Market Neutral Fund
Class A
	Actual Performance	$1,000.00	$977.30	$10.88
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.00	$11.08
Class C
	Actual Performance	$1,000.00	$975.30	$14.47
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,010.35	$14.73

* Expenses are equal to the Fund’s annualized expense ratio of 2.20% and 2.93% for Class A and Class C Shares, respectively, multiplied by the average account value over the period, multiplied by 129/366 (to reflect the since inception period).  The expense ratios reflect an expense waiver and dividend expense on short sales.
Assumes all dividends and distributions were reinvested.

Zacks Multi-Cap Opportunities Fund
FUND PERFORMANCE AND FUND SUMMARY November 30, 2008 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund's Class A shares, made at its inception and including payment of the maximum sales charge of 5.75%, with a similar investment in the Russell 3000 Index.  Results include the reinvestment of all dividends and capital gains.  Results for the Fund's Class C shares would be different.

The Russell 3000 Index is a broad representation of the U.S. equity market.  The index does not reflect expenses, fees or sales charges, which would lower performance.  The index is unmanaged and it is not possible to invest in an index.   Index data source: www.russell.com.

Total Returns as of November 30, 2008
Share Class			Since Inception*
		One Year	(annualized)
Unadjusted for sales charges or CDSC
	Class A	-36.40%	-7.08%
	Class C	-36.86%	-7.80%

Adjusted for the maximum sales charge or CDSC
	Class A	-40.06%	-8.91%
	Class C	-37.45%	-7.80%
* Inception date 12/5/05.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted.

Total returns adjusted for the maxium sales charge or CDSC reflect payment of the maximum sales charge of 5.75% for Class A shares and the contingent deferred sales charge of 1.00% for Class C shares if redeemed within 12 months of purchase and 0.50% if Class C shares are redeemed during months 13-18.  The total returns of individual share classes will differ due to varying sales charges and expenses between the classes.  Returns reflect the reinvestment of distributions made by the Fund, if any.  The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund  shares is not reflected in the total returns.

The Fund's Advisor has waived fees or expenses; absent such waivers, the Fund's returns would have been lower.

Sector Breakdown	% of Net Assets
Health Care	14.3%
Information Technology	12.4%
Consumer Staples	11.8%
Consumer Discretionary	9.4%
Industrials	7.4%
Energy	6.4%
Financials	5.3%
Exchange-Traded Funds	5.2%
Utilities	4.4%
Telecommunication Services	3.4%
Materials	2.4%
Total Investments	82.4%
Short-Term Investments	15.9%
Other Assets in excess of Liablilities	1.7%
Net Assets	100.0%

Top Ten Holdings	% of Net Assets
Chevron Corp.	2.5%
McDonald's Corp.	2.1%
Verizon Communications, Inc.	1.9%
Utilities Select Sector SPDR Fund	1.9%
Wal-Mart Stores, Inc.	1.8%
Bank of America Corp.	1.7%
Colgate-Palmolive Co.	1.7%
Cephalon, Inc.	1.7%
Baxter International, Inc.	1.6%
ConocoPhillips	1.6%
Sectors and holdings are as a percentage of net assets, and are subject to change daily.  The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

Zacks Market Neutral Fund
FUND PERFORMANCE AND FUND SUMMARY November 30, 2008 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund's Class A shares, made at its inception and including payment of the maximum sales charge of 5.75%, with a similar investment in the Citigroup 3 Month T-Bill Index.  Results include the reinvestment of all dividends and capital gains.  Results for the Fund's Class C shares would be different.

The Citigroup 3 Month T-Bill Index consists of equal dollar amounts of three-month Treasury bills that are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill. It is not possible to invest directly in an index.  Performance for the Citigroup 3 Month T-Bill Index is not available from 7/24/08 (the Fund's inception date).  For that reason, performance for the benchmark is shown from July 31. 2008.

Total Returns as of November 30, 2008
Share Class	Since Inception*
Unadjusted for sales charges or CDSC
Class A	-2.27%
Class C	-2.47%

Adjusted for the maximum sales charge or CDSC
Class A	-7.91%
Class C	-3.44%
* Inception date 7/24/08.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted.

Total returns adjusted for the maxium sales charge or CDSC reflect payment of the maximum sales charge of 5.75% for Class A shares and the contingent deferred sales charge of 1.00% for Class C shares if redeemed within 12 months of purchase and 0.50% if Class C shares are redeemed during months 13-18.  The total returns of individual share classes will differ due to varying sales charges and expenses between the classes.  Returns reflect the reinvestment of distributions made by the Fund, if any.  The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund  shares is not reflected in the total returns.

The Fund's Advisor has waived fees or expenses; absent such waivers, the Fund's returns would have been lower.

Sector Breakdown	% of Net Assets
Consumer Discretionary	6.8%
Information Technology	6.2%
Industrials	6.0%
Health Care	5.7%
Consumer Staples	3.3%
Materials	1.8%
Energy	1.5%
Utilities	1.1%
Telecommunication Services	1.1%
Financials	0.7%
Exchange-Traded Funds	0.7%
Total Investments	34.9%
Short-Term Investments	59.0%
Other Assets in excess of Liablilities	6.1%
Net Assets	100.0%

Top Ten Holdings	% of Net Assets
Wal-Mart Stores, Inc.	0.6%
Bristol-Myers Squibb Co.	0.6%
Colgate-Palmolive Co.	0.6%
Johnson & Johnson	0.5%
AT&T, Inc.	0.5%
Medco Health Solutions, Inc.	0.4%
Safeway, Inc.	0.4%
Southern Co.	0.4%
AmerisourceBergen Corp.	0.4%
Hewlett-Packard Co.	0.4%
Sectors and holdings are as a percentage of net assets, and are subject to change daily.  The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

Zacks Multi-Cap Opportunities Fund
SCHEDULE OF INVESTMENTS - As of November 30, 2008

Number of Shares		Value
	Common Stocks - 77.2%
	Consumer Discretionary - 9.4%
749	Apollo Group, Inc.*	$57,553
8,752	Hasbro, Inc.	234,554
1,201	ITT Educational Services, Inc.*	108,186
7,357	McDonald's Corp.	432,224
3,697	Nike, Inc. - Class B	196,865
3,045	Priceline.com, Inc.*	210,105
5,247	Snap-On, Inc.	189,154
9,137	TJX Cos., Inc.	208,506
7,337	Tupperware Brands Corp.	144,319
8,605	Walt Disney Co.	193,785
		1,975,251
	Consumer Staples - 11.8%
2,568	Church & Dwight Co., Inc.	152,642
5,467	Colgate-Palmolive Co.	355,738
4,256	General Mills, Inc.	268,852
13,825	Hain Celestial Group, Inc.*	217,606
10,413	Kroger Co.	288,024
4,422	PepsiCo, Inc.	250,727
5,064	Procter & Gamble Co.	325,868
8,192	Safeway, Inc.	178,586
1,779	Sanderson Farms, Inc.	55,469
6,660	Wal-Mart Stores, Inc.	372,160
		2,465,672
	Energy - 6.4%
1,908	Apache Corp.	147,488
6,587	Chevron Corp.	520,440
6,266	ConocoPhillips	329,090
3,390	Marathon Oil Corp.	88,750
1,990	National Oilwell Varco, Inc.*	56,297
1,981	Schlumberger Ltd.	100,516
3,605	Smith International, Inc.	105,410
		1,347,991
	Financials - 5.3%
4,761	AON Corp.	215,673
21,962	Bank of America Corp.	356,883
7,926	Bank of New York Mellon Corp.	239,444
1,440	PNC Financial Services Group, Inc.	75,989
7,532	W.R. Berkley Corp.	214,135
		1,102,124

Zacks Multi-Cap Opportunities Fund
SCHEDULE OF INVESTMENTS - As of November 30, 2008

Number of Shares		Value
	Health Care - 14.3%
6,385	Baxter International, Inc.	$337,767
2,275	Becton Dickinson & Co.	144,531
14,147	Bristol-Myers Squibb Co.	292,843
4,834	Cephalon, Inc.*	355,201
2,211	Genentech, Inc.*	169,363
7,734	Humana, Inc.*	233,799
1,587	Intuitive Surgical, Inc.*	210,325
5,478	Johnson & Johnson	320,901
6,192	Medco Health Solutions, Inc.*	260,064
4,091	Perrigo Co.	140,771
8,403	St. Jude Medical, Inc.*	235,536
7,293	Teva Pharmaceutical Industries Ltd. - ADR	314,693
		3,015,794
	Industrials - 7.4%
2,917	Actuant Corp. - Class A	52,331
2,201	AGCO Corp.*	54,189
904	Ameron International Corp.	48,708
35,404	Delta Air Lines, Inc.*	311,908
7,330	Emerson Electric Co.	263,074
2,697	Goodrich Corp.	90,754
1,047	Granite Construction, Inc.	44,906
3,623	Middleby Corp.*	117,277
4,284	Norfolk Southern Corp.	211,929
5,752	Raytheon Co.	280,698
2,467	Triumph Group, Inc.	84,371
		1,560,145
	Information Technology - 12.4%
6,679	Accenture Ltd.	206,915
5,935	Altera Corp.	87,304
2,211	CACI International, Inc.*	98,191
9,724	eBay, Inc.*	127,676
9,689	EMC Corp.*	102,413
2,990	Global Payments, Inc.	108,148
337	Google, Inc.*	98,728
8,064	Harris Corp.	281,272
7,981	Hewlett-Packard Co.	281,569
16,101	Jabil Circuit, Inc.	105,945
5,367	Juniper Networks, Inc.*	93,278
5,066	McAfee, Inc.*	153,652
4,265	MEMC Electronic Materials, Inc.*	64,060
2,412	Mettler-Toledo International, Inc.*	198,387
11,972	Microsoft Corp.	242,074
16,403	Oracle Corp.*	263,924
4,761	Xilinx, Inc.	77,890
		2,591,426

Zacks Multi-Cap Opportunities Fund
SCHEDULE OF INVESTMENTS - As of November 30, 2008

Number of Shares		Value
	Materials - 2.4%
5,467	Albemarle Corp.	$111,144
10,659	Barrick Gold Corp.	314,014
5,816	Commercial Metals Co.	69,676
		494,834
	Telecommunication Services - 3.4%
8,266	AT&T, Inc.	236,077
7,835	Syniverse Holdings, Inc.*	76,548
12,431	Verizon Communications, Inc.	405,872
		718,497
	Utilities - 4.4%
4,623	California Water Service Group	196,478
10,770	DPL, Inc.	224,231
7,235	Integrys Energy Group, Inc.	319,642
4,495	Progress Energy, Inc.	178,407
		918,758

	Total Common Stocks
	(Cost $19,969,187)	16,190,492

	Exchange-Traded Funds - 5.2%
24,392	Financial Select Sector SPDR Fund	307,583
6,284	iShares Russell 2000 Index Fund	296,668
7,870	PowerShares Dynamic Oil & Gas Services Portfolio	99,083
13,009	Utilities Select Sector SPDR Fund	391,961
	Total Exchange-Traded Funds (Cost $1,495,333)	1,095,295

	Short-Term Investments
	Demand Deposit - 15.9%
3,340,462	UMB Money Market Fiduciary, 0.49%	3,340,462
	Total Short-Term Investments
	(Cost $3,340,462)	3,340,462

	Total Investments - 98.3%
	(Cost $24,804,981)	20,626,249
	Other Assets and Liabilities - 1.7%	352,877
	Total Net Assets - 100.0%	$20,979,126

ADR - American Depository Receipt
* - Non-income producing security

See accompanying Notes to Financial Statements

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS - As of November 30, 2008

Number of Shares		Value
	Common Stocks 34.2%
	Consumer Discretionary 6.8%
60,642	AnnTaylor Stores Corp.*	$272,283
6,758	Apollo Group, Inc.*+	519,285
17,147	Big Lots, Inc.*+	300,415
39,188	Callaway Golf Co.+	394,623
28,650	Cato Corp.	399,954
61,061	D.R. Horton, Inc.+	419,489
9,001	Dollar Tree, Inc.*+	381,282
4,273	Finish Line	22,690
38,462	Fred's, Inc.	442,313
3,912	Fuel Systems Solutions, Inc.*	135,316
12,690	GameStop Corp.*+	277,277
16,793	Genesco, Inc.*	226,034
14,048	Genuine Parts Co.+	549,979
32,524	Grupo Televisa S.A. – ADR+	483,307
43,122	Guess?, Inc.+	570,503
15,907	H&R Block, Inc.+	304,301
26,596	Harman International Industries, Inc.+	400,270
19,420	Jack in the Box, Inc.*+	339,850
31,805	Men's Wearhouse, Inc.	338,405
6,209	Nike, Inc. - Class B	330,629
8,137	Polo Ralph Lauren Corp.	351,518
7,230	Priceline.com, Inc.*+	498,870
14,019	Ross Stores, Inc.+	371,504
8,145	Snap-On, Inc.+	293,627
8,942	Tiffany & Co.	176,962
33,439	Timberland Co.*	339,406
20,895	TJX Cos., Inc.+	476,824
18,357	Tupperware Brands Corp.+	361,082
		9,977,998
	Consumer Staples 3.3%
17,501	Alberto-Culver Co.+	375,746
60,411	American Oriental Bioengineering, Inc.*+	342,530
12,454	Colgate-Palmolive Co.+	810,382
11,845	Diamond Foods, Inc.	357,956
13,546	H.J. Heinz Co.+	526,127
24,880	Hain Celestial Group, Inc.*+	391,611
9,031	PepsiCo, Inc.+	512,058
29,543	Safeway, Inc.+	644,037
15,878	Wal-Mart Stores, Inc.+	887,263
		4,847,710
	Energy 1.5%
8,901	Comstock Resources, Inc.*	373,219
33,775	Frontier Oil Corp.+	403,274
55,662	Harvest Natural Resources, Inc.*	357,907
8,352	Murphy Oil Corp.	367,906
42,561	Rosetta Resources, Inc.*	320,484
48,024	Willbros Group, Inc.*	397,158
		2,219,948

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS - As of November 30, 2008

Number of Shares		Value
	Financials 0.7%
12,720	Bank of New York Mellon Corp.+	$384,271
30,605	Charles Schwab Corp.+	560,989
14,137	FelCor Lodging Trust, Inc.+	23,892
		969,152
	Health Care 5.7%
18,770	AmerisourceBergen Corp.+	588,440
5,430	Becton Dickinson & Co.+	344,968
6,758	Bio-Rad Laboratories, Inc.*+	501,173
42,263	Bristol-Myers Squibb Co.+	874,845
15,197	Forest Laboratories, Inc.*+	367,463
5,696	Humana, Inc.*	172,190
2,331	Intuitive Surgical, Inc.*+	308,927
13,487	Johnson & Johnson+	790,068
18,416	Martek Bioservices Corp. *+	514,727
15,583	Medco Health Solutions, Inc.*+	654,486
8,824	Medtronic, Inc.	269,308
13,356	MWI Veterinary Supply, Inc.*	333,232
15,671	Perrigo Co.+	539,239
19,626	Psychiatric Solutions, Inc.*+	496,538
39,478	Questcor Pharmaceuticals, Inc.*	337,537
12,897	Teva Pharmaceutical Industries Ltd. – ADR+	556,506
7,998	Thermo Fisher Scientific, Inc.*+	285,369
3,046	Zimmer Holdings, Inc.*	113,677
20,173	Zoll Medical Corp.*	359,281
		8,407,974
	Industrials 6.0%
11,582	AGCO Corp.*+	285,149
76,961	American Commercial Lines, Inc.*+	344,016
14,225	Ametek, Inc.+	496,879
4,279	Burlington Northern Santa Fe Corp.+	327,814
14,638	Emerson Electric Co.+	525,359
21,033	Freightcar America, Inc.	457,257
2,992	General Dynamics Corp.	154,597
7,762	Goodrich Corp.+	261,191
32,062	Graham Corp.	291,764
18,036	Heidrick & Struggles International, Inc.+	373,345
7,083	Hub Group, Inc.*	189,116
2,871	ITT Corp.	120,180
5,578	Jacobs Engineering Group, Inc.*	249,727
24,754	KBR, Inc.	340,863
2,648	Kirby Corp.*	67,339
47,415	Manitowoc Co., Inc.	373,630
8,647	Norfolk Southern Corp.+	427,767
4,035	Northrop Grumman Corp.	165,233
26,691	Perini Corp.*	511,133
21,987	RR Donnelley & Sons Co.+	280,554
23,994	SYKES Enterprises, Inc.*+	445,089
24,237	Tyco International Ltd.+	506,553
18,272	United Rentals, Inc.*+	147,455
9,591	United Technologies Corp.+	465,451
5,607	Valmont Industries, Inc.	310,067
10,260	Watson Wyatt Worldwide, Inc.	413,683
8,499	Woodward Governor Co.	180,519
		8,711,730

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS - As of November 30, 2008

Number of Shares		Value
	Information Technology 6.2%
10,979	Accenture Ltd.+	$340,129
31,992	Altera Corp.+	470,602
29,838	Applied Materials, Inc.+	285,848
10,359	Autodesk, Inc.*	171,856
17,206	Citrix Systems, Inc.*+	458,712
34,709	Electronics for Imaging, Inc.*+	339,107
12,484	Global Payments, Inc.+	451,546
14,166	Harris Corp.+	494,110
16,645	Hewlett-Packard Co.+	587,236
28,127	Imation Corp.+	373,527
31,973	Ingram Micro, Inc.*+	344,349
35,091	Jabil Circuit, Inc.+	230,899
22,625	Manhattan Associates, Inc.*+	347,294
9,309	MicroStrategy, Inc.*+	332,145
25,352	Oracle Corp.*+	407,914
28,247	Plantronics, Inc.	359,019
28,274	Qlogic Corp.*+	300,270
27,624	SAIC, Inc.*+	491,707
41,817	Sierra Wireless, Inc.*	342,063
36,712	Starent Networks Corp.*	365,284
20,507	Synopsys, Inc.*	328,727
36,522	Take-Two Interactive Software, Inc. *	443,742
45,312	Volterra Semiconductor Corp.*	338,934
25,263	Xilinx, Inc.+	413,303
		9,018,323
	Materials 1.8%
12,572	Albemarle Corp.+	255,589
13,163	Cabot Corp.+	272,342
42,042	Century Aluminum Co.*	342,642
12,307	Crown Holdings, Inc.*+	197,527
13,340	FMC Corp.+	582,958
25,824	OM Group, Inc.*	509,508
25,857	Schulman A, Inc.	350,879
15,052	Steel Dynamics, Inc.+	124,330
		2,635,775
	Telecommunication Services 1.1%
24,378	AT&T, Inc.+	696,236
9,868	BCE, Inc.	195,288
34,206	U.S.A. Mobility, Inc.	372,845
16,262	Vodafone Group PLC – ADR+	318,410
		1,582,779
	Utilities 1.1%
10,392	Energen Corp.	320,074
5,946	Laclede Group, Inc.	313,235
17,685	Southern Co.	642,319
9,176	WGL Holdings	331,254
		1,606,882
	Total Common Stocks
	(Cost $54,624,709)	49,978,271

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS - As of November 30, 2008

Number of Shares		Value
	Exchange-Traded Funds 0.7%
38,692	Financial Select Sector SPDR Fund+	$487,906
10,241	iShares Russell 2000 Growth Index Fund+	501,092
	Total Exchange-Traded Funds
	(Cost $1,116,458)	988,998

	Short-Term Investments
	Demand Deposit 59.0%
86,481,112	UMB Money Market Fiduciary, 0.49%	86,481,112
	Total Short-Term Investments
	(Cost $86,481,112)	86,481,112

	Total Investments 93.9%
	(Cost $142,222,279)	137,448,381
	Other Assets less Liabilities 6.1%	8,854,683
	Net Assets 100.0%	$146,303,064

SECURITIES SOLD SHORT

	Common Stock
	Consumer Discretionary
26,947	99 Cents Only Stores*	$290,489
11,814	Abercrombie & Fitch Co.	228,365
21,254	American Eagle Outfitters, Inc.	204,038
2,577	American Greetings, Corp.	29,687
3,822	American Public Education, Inc.*	151,198
26,504	Bed Bath & Beyond, Inc.*	537,766
14,994	Best Buy Co., Inc.	310,526
16,764	BorgWarner, Inc.	396,636
27,153	Brinker International, Inc.	180,296
32,348	Carmax, Inc.*	246,168
18,299	Carnival Corp.	384,279
10,330	CBRL Group, Inc.	199,679
30,525	Charlotte Russe Holding, Inc.*	152,625
8,195	Children's Place Retail Stores, Inc.*	192,173
20,040	Coach, Inc.*	358,716
55,101	Corinthian Colleges, Inc.*	886,024
3,237	Deckers Outdoor Corp.*	193,055
14,728	Dick's Sporting Goods, Inc.*	185,720
30,889	Eastman Kodak Co.	233,830
10,803	Fortune Brands, Inc.	408,353
16,015	Gentex Corp.	140,452
9,166	Gymboree Corp.*	230,525
13,174	Hibbett Sports, Inc.*	187,598
28,186	International Game Technology	301,872
4,516	J Crew Group, Inc.*	45,792
9,150	J.C. Penney Co., Inc.	173,758
25,146	K-Swiss, Inc.	316,840

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS - As of November 30, 2008

SECURITIES SOLD SHORT

Number of Shares		Value
	Consumer Discretionary (continued)
17,532	Lowe's Cos., Inc.	$362,211
31,098	Macy's, Inc.	230,747
827	Magna International, Inc.	23,246
15,141	Marriott International, Inc.	254,217
4,029	MGM Mirage*	48,267
20,808	O’Reilly Automotive, Inc.*	542,465
9,297	PetSmart, Inc.	163,162
12,632	Pulte Homes, Inc.	134,531
16,521	Skechers U.S.A., Inc.*	198,913
4,738	Starwood Hotels & Resorts Worldwide, Inc.	79,883
16,956	Systemax, Inc.	165,830
6,110	Target Corp.	206,274
15,348	Tenneco, Inc.*	50,341
5,373	Tractor Supply Co.*	206,216
18,575	World Wrestling Entertainment, Inc.	216,027
26,367	Zumiez, Inc.*	227,811
		10,276,601
	Consumer Staples
11,524	Altria Group, Inc.	185,306
5,761	Boston Beer Co, Inc.*	184,813
3,991	Brown-Forman Corp.	175,165
15,495	Campbell Soup Co.	496,615
8,678	Clorox Co.	513,390
36,450	Coca-Cola Enterprises, Inc.	334,611
8,235	Hormel Foods Corp.	218,722
10,832	Kimberly-Clark Corp.	625,981
12,131	NBTY, Inc.*	176,749
22,195	Nu Skin Enterprises, Inc.	238,818
2,758	Sanderson Farms, Inc.	85,994
59,707	Sara Lee Corp.	548,110
31,167	Smithfield Foods, Inc.*	212,247
14,757	SYSCO Corp.	346,052
9,559	Tyson Foods, Inc.	64,141
7,763	Whole Foods Market, Inc.	82,133
		4,488,847
	Energy
9,004	Atwood Oceanics, Inc.*	162,973
7,633	Consol Energy, Inc.	221,128
4,439	Contango Oil & Gas Co.*	233,225
9,421	Dawson Geophysical Co.*	193,790
21,647	Denbury Resources, Inc.*	206,296
10,671	Dril-Quip, Inc.*	210,005
22,207	Matrix Service Co.*	169,661
12,891	Pride International, Inc.*	208,963
11,976	Rowan Companies, Inc.	207,784
3,869	Royal Dutch Shell PLC - ADR	206,798
5,852	Tidewater, Inc.	231,037
6,524	Unit Corp.*	187,108
		2,438,768

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS - As of November 30, 2008

SECURITIES SOLD SHORT

Number of Shares		Value
	Financials
6,110	American Express Co.	$142,424
27,803	Discover Financial Services	284,425
12,308	Eaton Vance Corp.	235,329
15,761	J.P. Morgan Chase & Co.	498,993
3,273	Leucadia National Corp.*	63,987
6,966	Prudential Financial, Inc.	151,162
		1,376,320
	Health Care
13,430	Abiomed Inc.*	188,557
33,410	Advanced Medical Optics, Inc.*	194,112
26,231	Allos Therapeutics, Inc.*	188,863
15,897	Angiodynamics, Inc.*	189,651
21,189	Biovail Corp.	181,166
59,353	Boston Scientific Corp.*	366,208
11,599	Cardinal Health, Inc.	377,199
8,535	CardioNet, Inc.*	169,676
13,252	DaVita, Inc.*	665,913
15,938	Dentsply International, Inc.	415,663
13,841	Eclipsys Corp.*	181,594
35,074	Ev3, Inc.*	175,370
12,750	Gilead Sciences, Inc.*	571,072
9,415	Healthways, Inc.*	76,168
7,367	Immucor, Inc.*	178,797
3,296	Landauer, Inc.	189,256
17,679	Lincare Holdings, Inc.*	423,058
7,792	Merck & Co., Inc.	208,202
8,500	Millipore Corp.*	430,610
15,788	Noven Pharmceuticals, Inc.*	180,773
17,502	Pediatrix Medical Group, Inc.*	544,662
20,926	Pharmaceutical Product Development, Inc.	551,191
12,128	Quidel Corp.*	165,306
3,160	United Therapeutics Corp.*	173,263
		6,986,330
	Industrials
4,811	3M Co.	322,000
8,726	Advisory Board Co.*	218,586
2,705	Aerovironment, Inc.*	87,182
5,826	Allegiant Travel Co.*	251,334
10,089	American Ecology Corp.	178,374
2,133	American Science and Engineering, Inc.	161,831
3,723	Argon ST, Inc.*	72,934
7,775	ATC Technology Corp.*	134,430
2,670	Axsys Technologies, Inc.*	186,393
13,164	Belden, Inc.	229,317
14,757	Briggs & Stratton Corp.	207,779
6,169	C. H. Robinson Worldwide, Inc.	315,113
9,681	Carlisle Cos., Inc.	205,528
7,763	Caterpillar, Inc.	318,205
16,499	Cintas Corp.	396,306
7,647	CIRCOR International, Inc.	166,934

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS - As of November 30, 2008

SECURITIES SOLD SHORT

Number of Shares		Value
	Industrials (continued)
1,952	Clarcor, Inc.	$62,679
2,824	Clean Harbors, Inc.*	178,279
6,995	Con-Way, Inc.	195,650
7,786	Corporate Executive Board Co.	179,545
1,094	Danaher Corp.	60,870
14,197	Fastenal Co.	546,726
3,471	FedEx Corp.	245,226
12,485	Healthcare Services Group	198,511
19,362	Heartland Express, Inc.	298,949
10,212	Illinois Tool Works, Inc.	348,433
13,206	Insituform Technologies, Inc.*	214,069
8,666	Kaman Corp.	204,171
9,592	Kaydon Corp.	295,913
15,717	Korn/Ferry International*	193,476
10,119	Layne Christensen Co.*	228,487
24,013	McDermott International, Inc.*	234,127
5,979	Nordson Corp.	194,019
10,103	Otter Tail Corp.	189,835
17,620	PACCAR, Inc.	491,069
13,665	Pitney Bowes, Inc.	337,662
12,406	Quanta Services, Inc.*	201,722
1,974	Raven Industries, Inc.	50,437
6,553	Regal-Beloit Corp.	220,443
15,908	Rockwell Automation, Inc.	495,534
2,541	Rockwell Collins, Inc.	86,597
12,438	Timken Co.	180,475
16,722	Titan Machinery, Inc.*	195,480
11,717	United Parcel Service, Inc.	674,899
		10,455,529
	Information Technology
21,537	Activision Blizzard, Inc.*	251,983
14,777	AsiaInfo Holdings, Inc.*	162,990
11,264	Avid Technology, Inc.*	141,025
17,900	AVX Corp.	156,446
17,000	Cisco Systems, Inc.*	281,180
15,566	Cogent, Inc.*	209,207
7,216	Cymer, Inc.*	169,504
30,105	Dell, Inc.*	336,273
5,815	DST Systems, Inc.*	219,865
20,627	Electronic Arts, Inc.*	393,151
21,659	Emulex Corp.*	154,429
2,640	Flir Systems, Inc.*	81,894
32,957	Formfactor, Inc.*	445,908
22,833	Infinera Corp.*	222,850
29,514	Infosys Technologies Ltd. - ADR	742,277
8,694	Integral Systems, Inc.*	208,656
4,107	Jack Henry & Associates, Inc.	75,611
17,089	Kla-Tencor Corp.	321,444
16,882	Linear Technology Corp.	336,796

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS - As of November 30, 2008

SECURITIES SOLD SHORT

Number of Shares		Value
	Information Technology (continued)
21,255	Maxim Integrated Products, Inc.	$262,924
35,535	Molex, Inc.	483,276
14,330	Monolithic Power Systems, Inc.*	137,138
16,355	Multi-Fineline Electronix, Inc.*	170,746
15,439	Netgear, Inc.*	186,812
41,254	Nvidia Corp.*	308,167
5,948	Paychex, Inc.	168,090
4,791	Qualcomm, Inc.	160,834
30,628	Rackable Systems, Inc.*	122,206
9,799	Salesforce.com, Inc.*	280,447
5,697	Sap AG - ADR	194,496
31,669	Seagate Technology	133,326
8,825	Synaptics, Inc.*	193,885
36,834	Texas Instruments, Inc.	573,505
12,326	Ultratech, Inc.*	154,691
16,095	VASCO Data Security International, Inc.*	168,032
7,716	ViaSat, Inc.*	165,354
14,469	Wright Express Corp.*	164,657
14,263	Yahoo!, Inc.*	164,167
		9,104,242
	Materials
5,922	Aptargroup, Inc.	198,032
14,361	Calgon Carbon Corp.*	183,390
7,254	Kaiser Aluminum Corp.	153,132
4,575	Martin Marietta Materials, Inc.	400,953
5,508	Mosaic Co.	167,168
10,145	Olympic Steel, Inc.	177,537
17,388	Pan American Silver Corp.*	246,214
6,244	Randgold Resources Ltd - ADR	238,708
36,568	Sealed Air Corp.	578,871
17,738	Worthington Industries, Inc.	235,561
		2,579,566
	Telecommunication Services
39,342	Sprint Nextel Corp.*	109,765
30,813	Telefonos de Mexico SAB de CV - ADR	534,914
5,903	Telus Corp.	169,770
6,316	US Cellular Corp.*	249,040
		1,063,489
	Utilities
5,733	Alliant Energy Corp.	182,711
6,745	Black Hills Corp.	174,087
12,160	Exelon Corp.	683,514
4,014	Integrys Energy Group, Inc.	177,339
4,282	Nicor, Inc.	174,620
9,607	Portland General Electric Co.	175,904
		1,568,175
	Total Common Stock
	Proceeds $54,831,540	$50,337,867

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS - As of November 30, 2008

SECURITIES SOLD SHORT

Number of Shares		Value
	Exchange Traded Funds
16,676	Materials Select Sector SPDR Fund	$386,883
10,720	SPDR S&P Metals & Mining ETF	282,366
	Total Exchange Traded Funds (Proceeds $696,141)	669,249

	Total Securities Sold Short
	Proceeds $55,527,681	$51,007,116

ADR – American Depositary Receipt
* Non-income producing security.

+Long security positions with a value of $24,962,220 and cash of $57,833,096 have been segregated in connection with securities sold short.

See accompanying Notes to Financial Statements

Zacks Funds
STATEMENTS OF ASSETS AND LIABILITIES
As of November 30, 2008

	Zacks Multi-Cap Opportunities Fund	Zacks Market Neutral Fund
Assets
Investments in securities, at value (cost $24,804,981 and $142,222,279)	$20,626,249	$137,448,381
Cash	-	1,048,215
Cash deposited with broker for securities sold short	-	57,833,096
Receivables:
Securities sold	96,878	-
Fund shares sold	326,719	2,857,806
Dividends and interest	37,858	95,141
Prepaid expenses	43,603	52,069
Total assets	21,131,307	199,334,708

Liabilities
Securities sold short, at value (proceeds $55,527,681)	-	51,007,116
Payable for securities purchased	78,949	-
Payable for dividends on securities sold short	-	82,937
Payable for Fund shares redeemed	29,511	1,744,410
Accrued advisory fees	7,112	131,317
Accrued distribution and service plan fees	6,268	32,224
Accrued expenses and other liabilities	30,341	33,640
Total liabilities	152,181	53,031,644

Net Assets	$20,979,126	$146,303,064

Composition of Net Assets
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$29,991,496	$146,257,552
Accumulated net realized gains (loss) on investments	(4,833,637)	298,845
Net unrealized depreciation on investments	(4,178,733)	(253,333)
Net Assets	$20,979,126	$146,303,064

Maximum Offering Price per Share
Class A Shares:
Net assets applicable to shares outstanding	$18,279,944	$137,449,682
Shares of beneficial interest issued and outstanding	1,629,858	9,372,927
Redemption price	11.22	14.66
Maximum sales charge (5.75%* of offering price)	0.68	0.89
Maximum offering price to public	$11.90	$15.55

Class C Shares:
Net assets applicable to shares outstanding	$2,699,182	$8,853,382
Shares of beneficial interest issued and outstanding	246,438	605,165
Offering and redemption price	$10.95	$14.63

*	On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements

Zacks Funds
STATEMENTS OF OPERATIONS
For the Year Ended November 30, 2008

	Zacks Multi-Cap Opportunities Fund	Zacks Market Neutral Fund *
Investment Income
Dividends (net of foreign withholding	$214,289	$102,437
taxes of $725 and $504, respectively)
Interest	20,863	182,403
Total income	$235,152	$284,840

Expenses
Advisory fee	135,630	266,491
Distribution (12b-1) and service fees
Class A	33,607	57,482
Class C	16,337	12,334
Custody	35,612	6,804
Professional fees	21,927	21,531
Transfer agent fees and expenses	19,764	8,809
Administration fee	19,627	9,435
Fund accounting fees and expenses	17,125	10,416
Registration fees	13,411	10,754
Offering costs	-	6,767
CCO fees	6,531	2,671
Printing	4,814	2,750
Trustees' fees and expenses	4,129	1,966
Insurance	3,961	1,397
Miscellaneous	2,346	6,378
Dividend expense on securities sold short	-	133,576

Total expenses	334,821	559,561
Advisory fee waived	(73,881)	(17,000)
Net expenses	260,940	542,561
Net investment loss	(25,788)	(257,721)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments
Long positions	$(4,832,459)	$(1,807,133)
Sold short	-	2,309,035
	(4,832,459)	501,902
Net unrealized appreciation (depreciation)
Long positions	(4,370,976)	(4,773,898)
Sold short	-	4,520,565
	(4,370,976)	(253,333)

Net realized and unrealized gain (loss) on investments	(9,203,435)	248,569

Net Decrease in Net Assets from Operations	$(9,229,223)	$(9,152)

*	The Zacks Market Neutral Fund commenced operations on July 24, 2008.

See Notes to Financial Statements

Zacks Funds
Zacks Multi-Cap Opportunities Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the Year Ended November 30, 2008		For the Year Ended November 30, 2007
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations
Net investment loss	$(25,788)		$(7,971)
Net realized gain (loss) on investments	(4,832,459)		113,800
Net change in unrealized appreciation (depreciation) on investments	(4,370,976)		75,016
Net increase (decrease) in net assets resulting from operations	(9,229,223)		180,845

Distributions to Shareholders
From net realized gain on investment
Class A	(62,161)		-
Class C	(16,305)		-
Total distributions to shareholders	(78,466)		-

Capital Transactions
Net proceeds from shares sold	38,052,969		358,320
Reinvestment of distributions	38,657		-
Cost of shares repurchased	(9,234,087	) **	(444,627)
Net change in net assets from capital transactions	28,857,539		(86,307)

Total increase in net assets	19,549,850		94,538

Net Assets
Beginning of year	1,429,276		1,334,738
End of year	$20,979,126		$1,429,276

**	Net of redemption fee proceeds of $1,595.

See Notes to Financial Statements.

Zacks Funds
Zacks Market Neutral Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the Period July 24, 2008* through November 30, 2008
Operations
Net investment loss	$(257,721)
Net realized gain on investments	501,902
Net change in unrealized depreciation on investments	(253,333)
Net decrease in net assets resulting from operations	(9,152)

Capital Transactions
Net proceeds from shares sold	154,740,253
Cost of shares repurchased	(8,428,037	) **
Net change in net assets from capital transactions	146,312,216

Total increase in net assets	146,303,064

Net Assets
Beginning of period	-
End of period	$146,303,064

*	Commencement of investment operations.
**	Net of redemption fee proceeds of $11,526.

See Notes to Financial Statements

Zacks Funds
Zacks Multi-Cap Opportunities Fund
Class A FINANCIAL HIGHLIGHTS

			For the Period
Per Share Operating Performance			December 5, 2005**
for a Share Outstanding Throughout the Period	For the Year Ended	For the Year Ended	through
	November 30, 2008	November 30, 2007+	November 30, 2006+
Net Asset Value, Beginning of Period	$18.94	$16.56	$15.00
Income from Investment Operations
Net investment loss	(0.01)	(0.06)	(0.04	) (a)
Net realized and unrealized gain (loss) on investments	(6.42)	2.44	1.60
Total from investment operations	(6.43)	2.38	1.56

Less Distributions
From net realized gain	(1.29)	-	-

Net Asset Value, End of Period	$11.22	$18.94	$16.56

Total return (b)	(36.40%)	14.37%	10.40	% ***

Ratios and Supplemental Data
Net assets, end of period (thousands)	$18,280	$1,131	$917
Ratio of expenses to average net assets*	1.65%	1.65%	1.65	% (c)
Ratio of net investment loss to average net assets*	(0.09%)	(0.37%)	(0.29	%) (c)
Portfolio turnover rate	116%	69%	93	% ***

* If certain expenses had not been waived or reimbursed by the Advisor, total return would have been lower and the ratios would have been as follows:

Ratio of expenses to average net assets	2.14%	16.27%	41.38	% (c)
Ratio of net investment loss to average net assets	(0.58%)	(14.99%)	(40.02	%) (c)

**	Commencement of investment operations

***	Not annualized

+
Zacks Investment Management, Inc. ("Zacks") serves as the Fund's Advisor effective December 1, 2007.Claymore Advisors, LLC served as the Advisor and Zacks served as the Sub-Advisor December 5, 2005 to November 30, 2007.

(a)	Based on average shares outstanding during the period.

(b)
Does not include payment of maximum sales charge of 5.75% or contingent deferred sales charge (CDSC).  If thesales charges were included, total returns would be lower.  These returns include Rule 12b-1 fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on the redemption of Fund shares.

(c)	Annualized.

See Notes to Financial Statements

Zacks Funds
Zacks Multi-Cap Opportunities Fund
Class C FINANCIAL HIGHLIGHTS

			For the Period
Per Share Operating Performance			December 5, 2005**
for a Share Outstanding Throughout the Period	For the Year Ended	For the Year Ended	through
	November 30, 2008	November 30, 2007+	November 30, 2006+
Net Asset Value, Beginning of Period	$18.64	$16.43	$15.00
Income from Investment Operations
Net investment loss	(0.05)	(0.26)	(0.15	) (a)
Net realized and unrealized gain on investments	(6.35)	2.47	1.58
Total from investment operations	(6.40)	2.21	1.43

Less Distributions
From net realized gain	(1.29)	-	-

Net Asset Value, End of Period	$10.95	$18.64	$16.43

Total return (b)	(36.86%)	13.45%	9.53%

Ratios and Supplemental Data
Net assets, end of period (thousands)	$2,699	$299	$418
Ratio of expenses to average net assets*	2.40%	2.40%	2.40	% (c)
Ratio of net investment income to average net assets*	(0.84%)	(1.16%)	(1.04	%) (c)
Portfolio turnover rate	116%	69%	93	% ***

* If certain expenses had not been waived or reimbursed by the Advisor, total return would have been lower and the ratios would have been as follows:

Ratio of expenses to average net assets	2.89%	16.39%	42.13	% (c)
Ratio of net investment loss to average net assets	(1.33%)	(15.14%)	(40.77	%) (c)

**	Commencement of investment operations.

***	Not annualized

+
Zacks Investment Management, Inc. ("Zacks") serves as the Fund's Advisor effective December 1, 2007. Claymore Advisors, LLC served as the Advisor and Zacks served as the Sub-Advisor December 5, 2005 to November 30, 2007.

(a)	Based on average shares outstanding during the period.

(b)
Does not assume payment of maximum CDSC of 1% charged on certain redemptions made within one year of purchase and 0.50% if redeemed during months 13-18 (applicable to shares purchased after March 31, 2006). If the sales charge was included total returns would be lower.  These returns include Rule 12b-1 fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on the redemption of Fund shares.

(c)	Annualized.

See Notes to Financial Statements

Zacks Funds
Zacks Market Neutral Fund
Class A FINANCIAL HIGHLIGHTS

	For the Period
Per Share Operating Performance	July 24, 2008**
for a Share Outstanding Throughout the Period	through
	November 30, 2008
Net Asset Value, Beginning of Period	$15.00
Income from Investment Operations
Net investment loss	(0.05	) (a)
Net realized and unrealized gain on investments	(0.29)
Total from investment operations	(0.34)
Net Asset Value, End of Period	$14.66

Total return (b)	(2.27	%) ***

Ratios and Supplemental Data
Net assets, end of period (thousands)	$137,450
Ratio of expenses to average net assets*	2.20	% (c)(d)
Ratio of net investment loss to average net assets*	(1.02	%) (c)
Portfolio turnover rate	25	% ***

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

Ratio of expenses to average net assets	2.27	% (c)
Ratio of net investment loss to average net assets	(1.09	%) (c)

**	Commencement of investment operations

***	Not annualized

(a)	Based on average shares outstanding during the period.

(b)
Does not include payment of maximum sales charge of 5.75% or contingent deferred sales charge (CDSC).  If thesales charges were included, total returns would be lower.  These returns include Rule 12b-1 fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on the redemption of Fund shares.

(c)	Annualized.

(d)	Includes dividend expense for securities sold short. If dividend expense was excluded, the net expense ratio would be 1.65%.

See Notes to Financial Statements

Zacks Funds
Zacks Market Neutral Fund
Class C FINANCIAL HIGHLIGHTS

	For the Period
Per Share Operating Performance	July 24, 2008**
for a Share Outstanding Throughout the Period	through
	November 30, 2008
Net Asset Value, Beginning of Period	$15.00
Income from Investment Operations
Net investment loss	(0.10	) (a)
Net realized and unrealizedloss on investments	(0.27)
Total from investment operations	(0.37)
Net Asset Value, End of Period	$14.63

Total return (b)	(2.47	%) ***

Ratios and Supplemental Data
Net assets, end of period (thousands)	$8,853
Ratio of expenses to average net assets*	2.93	% (c)(d)
Ratio of net investment loss to average net assets*	(1.76	%) (c)
Portfolio turnover rate	25	% ***

* If certain expenses had not been waived or reimbursed by the Advisor, total return would have been lower and the ratios would have been as follows:

Ratio of expenses to average net assets	3.00	% (c)
Ratio of net investment loss to average net assets	(1.83	%) (c)

**	Commencement of investment operations.

***	Not annualized

(a)	Based on average shares outstanding during the period.

(b)	Does not assume payment of maximum CDSC of 1% charged on certain redemptions made within one year of purchase and 0.50% if redeemed during months 13-18.
If the sales charge was included total returns would be lower.  These returns include Rule 12b-1 fees of up to 1%  and do not reflect the deduction of taxes that a shareholder would pay on the redemption of Fund shares.

(c)	Annualized.

(d)	Includes dividend expense for securities sold short. If dividend expense was excluded, the net expense ratio would be 2.40%.

See Notes to Financial Statements

Zacks Funds
NOTES TO FINANCIAL STATEMENTS
November 30, 2008

Note 1 – Organization:
Zacks Multi-Cap Opportunities Fund and Zacks Market Neutral Fund  (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Manager Series Trust (formerly, Claymore Trust), a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Zacks Multi-Cap Opportunities Fund’s primary investment objective is to provide capital appreciation and, to a lesser extent, income through dividends. The Fund will invest primarily in a diversified portfolio of equity securities.  The Fund commenced investment operations on December 5, 2005, with two classes of shares, Class A and Class C.

Zacks Market Neutral Fund’s primary investment objective is to generate positive returns in  both rising and falling equity markets. The Fund will simultaneously invest in long and short equity positions to minimize portfolio exposure to general equity market risk.  The Fund commenced investment operations on July 24, 2008, with two classes of shares, Class A and Class C.

Note 2 – Accounting Policies:
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles  generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal OTC market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Short Sales – The Zacks Market Neutral Fund may engage in short sales that are “uncovered”.  Uncovered short sales are transactions under which a Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Fund also may be required to pay a premium, which would decrease proceeds of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS
November 30, 2008  – continued

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

Offering costs incurred with the start up of the Funds are being amortized on a straight line basis over a period of twelve months from commencement of operations.  The Market Neutral Fund incurred offering costs of approximately $57,000, and are being amortized over a one year period.

(c) Federal Income Taxes
No provision for federal income taxes have been made since the Funds have elected to be taxed as regulated investment companies and intend to distribute their net investment income and net realized gains to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

(d) Distributions to Shareholders
The Funds declare and pay dividends at least annually from net investment income and from net realized gains, if any.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

(e) Accounting Standards
Effective December 1, 2007, the Funds adopted Financial Accounting Standards Board (FASB) interpretation No. 48, Accounting for Uncertainty in Income Taxes, a clarification of FASB Statement No. 109, Accounting for Income Taxes. FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The adoption of FIN 48 had no impact on the Funds’ net assets or results of operations.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (tax years ended November 30, 2006-2008) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Funds’ financial statements.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS
November 30, 2008  – continued

Note 3 - Investment Advisory Agreement and Other Agreements:
The Trust, on behalf of the Funds,  entered into an Investment Advisory Agreement (the “Agreement”) with Zacks Investment Management, Inc. (the “Advisor”).  Under the terms of the Agreement, the Zacks Multi-Cap Opportunities Fund and Zacks Market Neutral Fund pay a monthly investment advisory fee to the Advisor at the annual rate of 0.90% and 1.10% respectively, of each Funds’ average daily net assets.  The Advisor has contractually agreed to waive their fee and, if necessary, to reimburse other operating expenses in order to limit total annual operating expenses to 1.65% and 2.40% of each Funds’ average daily net assets for Class A Shares and Class C Shares, respectively through March 31, 2012.

For the year ended November 30, 2008, the Advisor waived $73,881 of its advisory fees for the Zacks Multi-Cap Opportunities Fund.  For the period July 24, 2008 through November 30, 2008, the Advisor waived $17,000 of its advisory fees for the Zacks Market Neutral Fund.  For a period of five years subsequent to the Funds’ commencement of operations, the Advisor may recover from each Fund fees and expenses previously waived or reimbursed during the prior three years, if the Funds’ expense ratio, including the recovered expenses, falls below the expense limit in effect at the time of such waiver or reimbursement.  At November 30, 2008, the amounts of these potentially recoverable expenses were $73,881 and $17,000 for the Zacks Multi-Cap Opportunities Fund and Zacks Market Neutral Fund, respectively.  As of November 30, 2008, the Advisor may recapture a portion of the following amounts no later than the dates stated below:

	Multi-Cap Opportunities Fund	Market Neutral Fund
November 30, 2011	$73,881	$17,000

Grand Distribution Services, LLC (“GDS”) serves as the Funds’ Distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Funds’ fund accountant and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Funds’ other co-administrator. UMBFS also serves as the Funds’ transfer agent and UMB Bank, n.a. (“UMBNA”), an affiliate of UMBFS, serves as the Funds’ custodian.

The amount of net selling commissions from the Funds’ Class A Shares and deferred sales charges from the Funds’ Class C  Shares retained by the Distributor or Advisor for the year ended November 30, 2008 were as follows:

	Class A Net Selling Commissions	Class C Deferred Sales Charges
Multi-Cap Opportunities Fund	$16,988	$1,623
Market Neutral Fund	13,098	473

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the year ended November 30, 2008, the Funds’ allocated fees paid to non-interested Trustees are reported on the Statements of Operations.

Cipperman & Co provides Chief Compliance Officer (“CCO”) services to the Trust.  The Funds’ allocated fees paid for CCO services for the year ended November 30, 2008 are reported on the Statements of Operations.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS
November 30, 2008  – continued

Note 4 - Federal Income Taxes:
As of November 30, 2008, the Multi-Cap Opportunities Fund had a capital loss carry forward of $2,860,430,  which expires on November 30, 2016.

Capital losses incurred after October 31 (“post-October” losses) within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year.  As of November 30, 2008, the Multi-Cap Opportunities Fund had $859,490 of post-October capital losses which are deferred until December 1, 2008 for tax purposes.

At November 30, 2008, the cost of securities and proceeds sold short, on a tax basis and gross unrealized appreciation and depreciation of investments and securities sold short for federal income tax purposes were as follows:

	Multi-Cap Opportunities Fund	Market Neutral Fund
Cost of investments	$25,918,698	$142,476,147
Proceeds from securities sold short	$-	$(55,524,470)
Gross unrealized appreciation	$282,586	$8,836,207
Gross unrealized depreciation	(5,575,036)	(9,346,619)
Net unrealized depreciation on investments and securities sold short	$(5,292,450)	$(510,412)

The differences between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of November 30, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Multi-Cap Opportunities Fund	Market Neutral Fund
Undistributed ordinary income	$-	$555,924
Undistributed long-term capital gains	-	-
Tax accumulated earnings	-	555,924
Accumulated capital and other losses	(3,719,920)	-
Unrealized depreciation on investments	(5,292,450)	(510,412)
Total accumulated earnings (deficit)	$(9,012,370)	$45,512

On the Statements of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

	Undistributed Net Investment Loss	Accumulated Net Realized Gains (Loss) on Investments	Capital
Multi-Cap Opportunities Fund	$25,788	$1,000	$(26,788)
Market Neutral Fund	257,721	(203,057)	(54,664)

The permanent differences primarily relate to net operating losses and adjustments for tax treatment of certain income and expenses.  The reclassifications have no impact on the net assets or net asset value of the Funds.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS
November 30, 2008  – continued

The tax character of distributions paid during the fiscal year ended November 30, 2008 and fiscal year ended November 30, 2007 were as follows:

	Multi-Cap Opportunities Fund		Market Neutral Fund

	11/30/08	11/30/07	11/30/08
Distribution paid from:
Ordinary income	$32,150	$-	$-
Long-term capital gains	46,316	-	-
Total Distributions	$78,466	$-	$-

Note 5 - Capital Transactions:
Capital transactions for Zacks Multi-Cap Opportunities Fund were as follows:

	For the year ended		For the year ended
	November 30, 2008		November 30, 2007
	Shares	Value	Shares	Value
Subscriptions:
Class A	2,249,487	$34,191,567	17,881	$314,585
Class C	260,356	3,861,402	2,428	43,735
Total Subscriptions	2,509,843	$38,052,969	20,309	$358,320

Shares issued on reinvestment of distributions:
Class A	1,279	$22,352	-	$-
Class C	949	16,305	-	-
Total Reinvestment of distributions	2,228	$38,657	-	$-

Repurchases:
Class A	(680,607)	$(8,808,463)	(13,522)	$(235,997)
Class C	(30,887)	(425,624)	(11,857)	(208,630)
Total Repurchases	(711,494)	$(9,234,087)	(25,379)	$(444,627)

Zacks Funds
NOTES TO FINANCIAL STATEMENTS
November 30, 2008  – continued

Capital transactions for Zacks Market Neutral Fund were as follows:

	For the period July 24, 2008*
	To November 30, 2008
	Shares	Value
Subscriptions
Class A	9,943,641	$145,813,572
Class C	608,939	8,926,681
Total Subscriptions	10,552,580	$154,740,253

Repurchases:
Class A	(570,714)	$(8,373,412)
Class C	(3,774)	(54,625)
Total Repurchases	(574,488)	$(8,428,037)

*Commencement of investment operations.

Effective May 1, 2008, the Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed or exchanged within 30 days of purchase or exchange into the Funds.  The redemption fee is paid directly to the Funds and is designed to encourage long-term investment and to offset transaction and other costs associated with short-term or excessive trading. For the year ended November 30, 2008, the Zacks Multi-Cap Opportunities Fund received $1,595 in redemption fees.  For the period July 24, 2008 through November 30, 2008, the Zacks Market Neutral Fund received $11,526 in redemption fees.

Note 6 - Investment Transactions:
For the year ended November 30, 2008,  purchases and sales of investments, excluding short-term investments, were as follows:

Fund	Purchases	Sales
Zacks Multi-Cap Opportunities Fund	$40,694,368	$15,587,432
Zacks Market Neutral Fund*	62,471,039	4,922,739
*For the period July 24, 2008 through November 30, 2008

Note 7 - Distribution and Service Plan:
The Funds have adopted a distribution and service plan (the “Plan”) with respect to its Class A Shares and Class C Shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds pay distribution fees in connection with the sale and distribution of its shares and pays service fees in connection with the provision of services to shareholders of each class and the maintenance of shareholder accounts. Annual fees under the Plan, of up to .25% of Class A average daily net assets and up to 1.00% of Class C average daily net assets, are accrued daily. The 12b-1 plan is used to induce or compensate financial intermediaries to provide distribution and/or services to the Funds and their shareholders.

For the year ended November 30, 2008, distribution and service fees incurred are disclosed on the Statement of Operations.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS
November 30, 2008  – continued

Note 8 – Indemnifications:
In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

Note 9 – Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”):
In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007.  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized into three broad levels:

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services.)

•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.)

Zacks Funds
NOTES TO FINANCIAL STATEMENTS
November 30, 2008  – continued

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of November 30, 2008, in valuing the Funds' assets carried at fair value:

Multi-Cap Opportunities Fund
Valuation Inputs	Investment in Securities
Level 1 - Quoted Prices	$20,626,249
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$20,626,249

Market Neutral Fund
Valuation Inputs	Investment in Securities	Securities Sold Short
Level 1 - Quoted Prices	$137,448,381	$(51,007,116)
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$137,488,381	$(51,007,116)

Note 10 – Accounting Pronouncement:
In March 2008, the FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities” (SFAS 161”).  SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows.  Management currently does not expect the impact of the adoption of SFAS 161 to have a material impact on the Funds’ financial statements and related disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
Investment Managers Series Trust

We have audited the accompanying statements of assets and liabilities of the Zacks Multi-Cap Opportunities Fund and Zacks Market Neutral Fund (the “Funds”), each a series of Investment Managers Series Trust, including the schedules of investments, as of November 30, 2008, and with respect to Zacks Multi-Cap Opportunities Fund, the related statement of operations for the year then ended, and the statement of changes in net assets and financial highlights for each of the two years in the period then ended, and with respect to Zacks Market Neutral Fund, the related statement of operations, the statement of changes in net assets, and the financial highlights for the period July 24, 2008 (commencement of operations) to November 30, 2008.  These financial statements and financial highlights are the responsibility of the Funds’ management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.   The financial highlights for the period ended November 30, 2006 have been audited by other auditors, whose report dated January 17, 2007 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.   The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.   Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.   Accordingly, we express no such opinion.   An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.   Our procedures included confirmation of securities owned as of November 30, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.   An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.   We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Zacks Multi-Cap Opportunities Fund and Zacks Market Neutral Fund as of November 30, 2008, and the results of their operations, the changes in their net assets and their financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
January 27, 2009

Zacks Funds
SUPPLEMENTAL INFORMATION (Unaudited)

Tax Information

For Federal income tax purposes, the Zacks Multi-Cap Opportunities Fund designates capital gain   dividends of $46,316 for the year ended November 30, 2008.

For the year ended November 30, 2008, 51.98% of the dividends paid from net investment income, including short-term capital gains (if any), for the Multi-Cap Opportunities Fund, is designated as qualified dividend income.

For the year ended November 30, 2008, 52.26% of the dividends paid from net investment income, including short-term capital gains (if any), for the Multi-Cap Opportunities Fund, qualifies for the dividends received deduction available to corporate shareholders.

Board Consideration of Investment Advisory Agreement with Zacks Investment Management, Inc.

The Board of Trustees of Investment Managers Series Trust (the “Trust”), including the Independent Trustees, at a meeting held on June 26, 2008 unanimously approved the Investment Advisory Agreement (the “Agreement”) with Zacks Investment Management, Inc. (“Zacks”) for the Zacks Market Neutral Fund (the “Fund”) for an initial two-year term.  The Investment Advisory Agreement for the Multi-Cap Opportunities Fund which was effective December 1, 2007 and has an initial two year term, will be considered for continuation in 2009.  The Board of Trustees determined that the Agreement was in the best interests of the Fund in light of the services, expenses and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements.  To assist the Board in its evaluation of the Agreement, the Independent Trustees received various materials from Zacks, Mutual Fund Administration Corporation (“MFAC”), the Trust co-administrator, and independent legal counsel.  The materials, among other things, outlined the services to be provided by Zacks (including the relevant personnel responsible for these services and their experience); the proposed advisory fee of the Fund as compared to fees charged by investment advisers to comparable funds; estimated expenses of the Fund as compared to those of comparable funds; financial data on Zacks; potential fall-out benefits to Zacks; and a summary of Zacks’ compliance program.  The Independent Trustees also met separately with their independent legal counsel to discuss the information provided.  The Board applied its business judgment to determine whether the arrangement between the Trust and Zacks is a reasonable business arrangement from the Fund’s perspective as well as from the perspective of shareholders.

In evaluating whether to approve the Agreement, the Board considered the nature, extent and quality of services to be provided to the Fund under the Agreement.  The Board received a presentation from Mitch Zacks, a portfolio manager of the Fund.  Mr. Zacks reviewed with the Board the proposed investment objective for the Fund and the investment process Zacks would use in pursuing the Fund’s objective.  He noted that Zacks would use its resources and contacts to help the Fund reach critical mass.  The Board noted that Zacks serves as investment adviser to another series of the Trust, the Zacks Multi-Cap Opportunities Fund.

Zacks Funds
SUPPLEMENTAL INFORMATION (Unaudited)

The Board considered the performance of a composite of all accounts managed by Zacks with investment objectives, policies and investment strategies substantially similar to those of the Fund and compared it with the performance of the Citigroup 3-month T-Bill Index.  The Board noted that the composite outperformed the benchmark for the three-year, five-year and since inception (April 1994) periods ended March 31, 2008.  The Board also reviewed information regarding Zacks’ compliance program.  In light of the information presented and the considerations made, the Board concluded that the nature, quality and extent of services to be provided to the Fund by Zacks under the Agreement are expected to be satisfactory.

The Trustees also reviewed information showing the proposed advisory fee and estimated expense ratio of the Fund as compared to those of an applicable peer group selected by MFAC using information from Morningstar Inc.  The Board discussed with MFAC the parameters that were used by MFAC in creating the Fund’s peer group.  The Board considered that the proposed advisory fee for the Fund was below the median of its peer group and that the Fund’s expense ratio was below the median of its peer group for both Class A and Class C shares. The Board considered that Zacks would contractually agree to waive fees and/or pay Fund expenses to the extent necessary to prevent the annual operating expenses of the Fund (excluding interest expense, brokerage commissions, taxes, dividend expenses on short sales and extraordinary expenses) from exceeding 1.65% and 2.40% of average daily net assets for Class A and Class C shares, respectively.  The Board noted that this agreement would remain in effect until March 31, 2012 and expenses borne by Zacks would be subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred.  In light of the nature, extent and quality of services to be provided under the Agreement, and in light of Zacks’ agreement to waive fees and/or pay Fund expenses, the Board determined that the proposed investment advisory fee for the Fund was fair and reasonable.

Finally, the Board considered that because the Fund is newly organized, Zacks was not able to identify whether any economies of scale would be realized in connection with its management of the Fund.  The Board also noted that Zacks was unable to estimate the profitability of the Agreement to Zacks, but had agreed to limit the Fund’s expenses.  The Board considered possible fall-out benefits to be received by Zacks, noting that Zacks would not utilize soft dollars in connection with its management of the Fund.

After discussion, the Board of Trustees, including the Independent Trustees, concluded that Zacks had the capabilities, resources and personnel necessary to manage the Fund. Based upon such information as it considered necessary to the exercise of its reasonable business judgment, the Board concluded unanimously that it was in the best interests of the Fund to approve the Agreement.  No single factor was determinative in the Board’s analysis.

Zacks Funds
SUPPLEMENTAL INFORMATION (Unaudited)

Additional information about the Trustees is included in the Funds’ Statement of Additional Information which is available, without charge, upon request by calling (888) 453-4003.  The Trustees and officers of the Zacks Funds and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
“Non-Interested” Trustees:
Charles H. Miller[a] (Born 1947) Trustee	Since November 2007	Executive Vice President, Client Management and Development, Access Data Corporation, a provider of technology and services to asset management firms (1997-present).	4	None.
Ashley Toomey Rabun [a] (born 1952) Trustee and Chairperson of the Board	Since November 2007	President and Founder, InvestorReach, Inc. a financial services consulting firm (1996-present).	4	None.
William H. Young [a] (born 1950) Trustee	Since November 2007	Independent financial services consultant (1996-present); Consultant-Interim CEO, Unified Fund Services, Inc., a mutual fund service provider (2003-2006); Ex-officio Board Member of the National Investment Company Service Association and past President and Chairman (1995-1997); Senior Vice President, Oppenheimer Management Company (1983-1996).	4	None.
Interested Trustees:
John P. Zader [a] † (born 1961) Trustee and President	Since November 2007 as Trustee and December 2007 as President	CEO, UMB Fund Services, Inc., a mutual and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund, and affiliate of the Fund’s distributor and custodian (2006-present); Consultant to Jefferson Wells International (2006); Senior Vice President and Chief Financial Officer, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (1988-2006).	4	None.
Eric M. Banhazl[b]† (born 1957) Trustee and Vice President	Since January 2008 as Trustee and December 2007 as Vice President	President, Mutual Fund Administration Corp. (2006 – present); Senior Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 – 2006).	4	None.
Officers of the Trust
Rita Dam[b] (born 1966) Treasurer and Assistant Secretary	Since December 2007	Vice President, Mutual Fund Administration Corp. (2006 – present); Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 - 2006).	N/A	N/A
Joy Ausili[b] (born 1966) Secretary and Assistant Treasurer	Since December 2007	Vice President, Mutual Fund Administration Corp. (2006 – present); Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 - 2006).	N/A	N/A
Terrance P. Gallagher, CPA, JD a (born 1958) Vice President	Since December 2007
Executive Vice President, UMB Fund Services, Inc. (2007 – present); Director of Compliance, Unified Fund Services Inc. (2004 – 2007); Partner, The Academy of Financial Services Studies and Precision Marketing Partners (1998 - 2004); Senior Vice President, Chief Financial Officer and Treasurer of AAL Capital Management and The AAL Mutual Funds (1987 - 1998).
			N/A	N/A

Zacks Funds
SUPPLEMENTAL INFORMATION (Unaudited)

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Christine P. Ritch, JDb (born 1961) Chief Compliance Officer	Since March 2008	Of Counsel, Cipperman & Company (2007 – present); Principal, Christine P. Ritch, Esquire (2006 – present); Senior Counsel, PFPC Inc. (1999 – 2005).	N/A	N/A

a	Address for certain Trustees and certain officers: 803 West Michigan Street, Milwaukee, WI 53233-2301.
b	Address for Mr. Banhazl, Ms. Ausili and Ms. Dam: 2220 E. Route 66, Suite 226, Glendora, CA 91740. Address for Ms. Ritch: 40 Boyden Road, Wrentham, MA 02093.
c	Trustees serve until their successors have been duly elected. The officers’ term of office is one year.
†
Mr. Zader is an “interested person” of the Trust by virtue of his position with the Funds’ distributor, Grand Distribution Services, LLC  and its affiliates, UMB Fund Services, Inc., the transfer agent, fund accountant and co-administrator of the Funds, and the Funds’ custodian, UMB Bank, n.a.  Mr. Banhazl is deemed to be an “interested person” of the Trust by virtue of his position with Mutual Fund Administration Corp., the Funds’ co-administrator.

Zacks Multi-Cap Opportunities Fund
Zacks Market Neutral Fund

Each a series of the Investment Managers Series Trust

Advisor
Zacks Investment Management, Inc.
100 N. Riverside Plaza, Suite 2200
Chicago, Illinois 60606

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 10th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

Distributor
Grand Distribution Services, LLC
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

FUND INFORMATION

	TICKER	CUSIP
Zacks Multi-Cap Opportunities Fund Class A	CZOAX	461418 204
Zacks Multi-Cap Opportunities Fund Class C	CZOCX	461418 105
Zacks Market Neutral Fund Class A	ZMNAX	461418 709
Zacks Market Neutral Fund Class C	ZMNCX	461418 808

Privacy Principles of the Zacks Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Zacks Funds for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 453-4003 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 453-4003 or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC website at  http://www.sec.gov. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330 or by calling the Funds at (888) 453-4003.

Householding Mailing
To reduce expenses, the Trust may mail only one copy of the Funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (888) 453-4003 (or contact your financial institution).  The Funds will begin sending you individual copies thirty days after receiving your request.

Zacks Funds
P.O. Box 2175
Milwaukee, Wisconsin 53202
Toll Free: 1-888-453-4003

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant does not have an audit committee financial expert serving on its audit committee.  The audit committee is composed of the Registrant’s three independent Trustees, each of whom possesses extensive industry experience, but none of whom has all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an “audit committee financial expert.”  The Board of Trustees believes that the audit committee has sufficient knowledge and experience to meet its obligations as the audit committee of the Registrant.  In addition, the Board of Trustees notes that the audit committee has the authority to retain any experts necessary to carry out its duties.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 11/30/2008	FYE 11/30/2007
Audit Fees	$26,000	$17,500
Audit-Related Fees	N/A	N/A
Tax Fees	$4,000	$2,500
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2008	FYE 11/30/2007
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 11/30/2008	FYE 11/30/2007
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a)   Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 8, 2008.  Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Investment Managers Series Trust

By (Signature and Title) /s/ John P. Zader
John P. Zader, President

Date   February 5, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ John P. Zader
John P. Zader, President

Date   February 5, 2009

By (Signature and Title) /s/ Rita Dam
Rita Dam, Treasurer

Date   February 5, 2009